UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 8/31

Date of reporting period: 5/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Meritage Growth Equity Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.91%

Consumer Discretionary — 21.82%
Amazon.com, Inc. *	916	$662,076
Helen of Troy Ltd. *	3,890	400,009
Home Depot, Inc./The	5,310	701,557
Omnicom Group, Inc.	4,555	379,568
Priceline Group, Inc./The *	415	524,697
Target Corp.	9,010	619,708
TJX Cos., Inc./The	5,920	450,630

		3,738,245

Consumer Staples — 4.76%
Colgate-Palmolive Co.	4,540	319,661
Dr. Pepper Snapple Group, Inc.	5,415	494,931

		814,592

Financials — 6.78%
Allstate Corp.	5,330	359,828
Aon PLC	2,205	240,940
Chubb Ltd.	2,450	310,195
Everest Re Group Ltd.	1,401	250,933

		1,161,896

Health Care — 11.92%
Amgen, Inc.	2,176	343,699
Gilead Sciences, Inc.	5,410	470,995
Jazz Pharmaceuticals PLC *	1,418	214,912
Johnson & Johnson	4,945	557,252
Mettler-Toledo International, Inc. *	631	236,827
Owens & Minor, Inc.	5,860	218,519

		2,042,204

Industrials — 12.18%
Acuity Brands, Inc.	1,877	486,218
AMETEK, Inc.	4,600	219,972
AZZ, Inc.	3,755	221,620
Danaher Corp.	2,337	229,867
Deluxe Corp.	5,565	362,448
Equifax, Inc.	3,015	379,076
Snap-on, Inc.	1,160	187,711

		2,086,912

See accompanying notes which are an integral part of these schedules of investments.

Meritage Growth Equity Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Fair Value

Information Technology — 34.45%
Alphabet, Inc. - Class A *	751	$562,386
Apple, Inc.	7,794	778,309
Cisco Systems, Inc.	13,215	383,896
Citrix Systems, Inc. *	2,690	228,435
Coherent, Inc. *	3,330	315,085
F5 Networks, Inc. *	2,300	253,460
Fiserv, Inc. *	3,935	414,474
II-VI, Inc. *	7,020	143,068
Linear Technology Corp.	4,580	216,726
MasterCard, Inc. - Class A	4,545	435,865
Mellanox Technologies Ltd. *	4,185	198,369
MKS Instruments, Inc.	6,495	266,165
NICE-Systems Ltd. ADR	5,065	324,109
NVIDIA Corp.	16,605	775,786
Red Hat, Inc. *	2,780	215,339
Tessera Technologies, Inc.	5,925	191,200
Ubiquiti Networks, Inc. *	4,950	197,307

		5,899,979

Total Common Stocks (Cost $13,667,099)		15,743,828

Exchange-Traded Funds — 4.05%

Consumer Staples Select Sector SPDR Fund	13,150	693,268

Total Exchange-Traded Funds (Cost $675,559)		693,268

Money Market Securities — 5.26%

Fidelity Institutional Money Market Funds Treasury Portfolio - Class I, 0.19% (a)	900,306	900,306

Total Money Market Securities (Cost $900,306)		900,306

Total Investments – 101.22% (Cost $15,242,964)		17,337,402

Liabilities in Excess of Other Assets – (1.22)%		(208,147)

NET ASSETS – 100.00%		$17,129,255

(a)	Rate disclosed is the seven day effective yield as of May 31, 2016.
*	Non-income producing security.

ADR — American Depositary Receipt

SPDR — Standard & Poor’s Depositary Receipts

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedules of investments.

Meritage Value Equity Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 84.59%

Consumer Discretionary — 4.86%
Ford Motor Co.	20,340	$274,387
Honda Motor Co., Ltd. ADR	9,850	275,603
Michael Kors Holdings Ltd. *	3,615	154,433

		704,423

Consumer Staples — 5.89%
CVS Health Corp.	3,640	351,078
Ingredion, Inc.	4,285	503,102

		854,180

Energy — 6.90%
Chevron Corp.	4,980	502,980
Royal Dutch Shell PLC ADR	10,285	498,720

		1,001,700

Financials — 20.74%
Aspen Insurance Holdings Ltd.	6,860	328,251
Axis Capital Holdings Ltd.	6,835	376,950
Berkshire Hathaway, Inc. - Class B *	1,654	232,453
Fidelity & Guaranty Life	6,650	157,938
Horace Mann Educators Corp.	8,445	287,637
Prudential Financial, Inc.	4,135	327,699
Reinsurance Group of America, Inc.	3,890	385,655
Torchmark Corp.	5,522	340,321
Voya Financial, Inc.	8,640	283,910
W.R. Berkley Corp.	5,050	288,002

		3,008,816

Health Care — 12.94%
Aetna, Inc.	2,875	325,536
Cigna Corp.	2,230	285,685
ICON PLC *	4,020	283,169
Taro Pharmaceutical Industries Ltd. *	2,385	348,496
Teva Pharmaceutical Industries Ltd. ADR	6,125	317,704
UnitedHealth Group, Inc.	2,365	316,130

		1,876,720

Industrials — 14.98%
EnerSys	6,125	368,235
General Dynamics Corp.	2,255	319,917
Korn/Ferry International	7,680	221,568
Raytheon Co.	2,360	306,021
Southwest Airlines Co.	7,230	307,130
Spirit AeroSystems Holdings, Inc. *	6,775	316,935
UniFirst Corp.	2,890	334,286

		2,174,092

Information Technology — 9.41%
Check Point Software Technologies Ltd. *	3,635	308,866
Cognizant Technology Solutions Corp. - Class A *	4,735	290,918
Synopsys, Inc. *	7,370	380,808
Teradyne, Inc.	7,795	154,419
WNS Holdings Ltd. ADR *	7,565	230,733

		1,365,744

See accompanying notes which are an integral part of these schedules of investments.

Meritage Value Equity Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Fair Value

Utilities — 8.87%
Ameren Corp.	7,430	$368,156
Entergy Corp.	5,495	417,180
Exelon Corp.	14,650	502,055

		1,287,391

Total Common Stocks (Cost $11,315,549)		12,273,066

Exchange-Traded Funds — 9.62%

iShares Global Telecom ETF	3,220	200,348
iShares Russell 1000 Value ETF	4,730	484,210
Utilities Select Sector SPDR Fund	9,640	473,806
Vanguard Telecommunication Services ETF	2,575	237,904

		1,396,268

Total Exchange-Traded Funds (Cost $1,277,815)		1,396,268

Money Market Securities — 7.14%

Fidelity Institutional Money Market Funds Treasury Portfolio - Class I, 0.19% (a)	1,036,160	1,036,160

Total Money Market Securities (Cost $1,036,160)		1,036,160

Total Investments – 101.35% (Cost $13,629,524)		14,705,494

Liabilities in Excess of Other Assets – (1.35)%		(196,563)

NET ASSETS – 100.00%		$14,508,931

(a)	Rate disclosed is the seven day effective yield as of May 31, 2016.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedules of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.41%

Consumer Discretionary — 9.19%
GameStop Corp., Class A	20,445	$594,949
Gannett Co., Inc.	43,855	685,015
Garmin Ltd.	17,605	748,565
Kohl’s Corp.	15,950	574,838
Las Vegas Sands Corp.	14,465	668,862

		3,272,229

Consumer Staples — 10.10%
Altria Group, Inc.	14,505	923,098
Philip Morris International, Inc.	8,595	848,155
Reynolds American, Inc.	19,562	972,231
Universal Corp.	15,600	853,320

		3,596,804

Energy — 12.22%
BP PLC ADR	23,595	740,883
Enterprise Products Partners LP (a)	27,905	774,643
Repsol SA ADR	57,560	738,783
Royal Dutch Shell PLC ADR	14,165	690,969
Total SA ADR	14,355	696,505
Valero Energy Corp.	13,020	712,194

		4,353,977

Financials — 7.50%
AllianceBernstein Holding LP (a)	22,000	517,220
Banco Latinoamericano de Comercio Exterior SA	20,675	551,609
Maiden Holdings Ltd.	27,490	360,669
Old Republic International Corp.	37,490	718,308
Solar Capital Ltd. (b)	28,530	525,237

		2,673,043

Health Care — 6.15%
GlaxoSmithKline PLC ADR	18,255	773,464
Merck & Co., Inc.	12,460	701,000
Pfizer, Inc.	20,675	717,422

		2,191,886

Industrials — 3.91%
Eaton Corp. PLC	5,945	366,390
Lockheed Martin Corp.	4,350	1,027,600

		1,393,990

Information Technology — 6.12%
International Business Machines Corp.	4,548	699,210
QUALCOMM, Inc.	13,975	767,507
STMicroelectronics NV	118,190	711,504

		2,178,221

Materials — 1.95%
Lyondellbasell Industries NV, Class A	8,555	696,035

Real Estate Investment Trusts — 6.43%
EPR Properties	6,970	496,822
Medical Properties Trust, Inc.	38,125	560,437
Omega Healthcare Investors, Inc.	20,915	667,607
STAG Industrial, Inc.	26,555	566,949

		2,291,815

See accompanying notes which are an integral part of these schedules of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Fair Value

Telecommunication Services — 14.05%
AT&T, Inc.	26,170	$1,024,555
BCE, Inc. ADR	22,040	1,014,722
CenturyLink, Inc.	25,170	682,610
Rogers Communications, Inc.	19,730	753,094
Spark New Zealand Ltd. ADR	43,055	529,361
Verizon Communications, Inc.	19,617	998,505

		5,002,847

Utilities — 8.79%
Entergy Corp.	10,530	799,438
National Grid PLC ADR	11,015	813,017
PPL Corp.	21,315	821,480
Public Service Enterprise Group, Inc.	15,560	696,310

		3,130,245

Total Common Stocks (Cost $28,502,856)		30,781,092

Preferred Stocks — 3.00%

Financials — 1.51%
Charles Schwab Corp/The, Series D, 5.95%	20,675	537,343

Real Estate Investment Trusts — 1.49%
Public Storage, Series C, 5.13%	21,180	529,500

Total Preferred Stocks (Cost $1,053,990)		1,066,843

Convertible Preferred Stocks — 3.81%

Real Estate Investment Trusts — 1.70%
Weyerhaeuser Co., Series A, 6.38%	11,895	603,790

Utilities — 2.11%
Exelon Corp., 6.50%	15,940	752,687

Total Convertible Preferred Stocks (Cost $1,399,901)		1,356,477

Exchange-Traded Funds — 4.01%

First Trust Morningstar Dividend Leaders Index	55,170	1,427,800

Total Exchange-Traded Funds (Cost $1,291,642)		1,427,800

See accompanying notes which are an integral part of these schedules of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Fair Value

Money Market Securities — 3.48%

Fidelity Institutional Money Market Funds Treasury Portfolio - Class I, 0.19% (c)	1,240,595	$1,240,595

Total Money Market Securities (Cost $1,240,595)		1,240,595

Total Investments – 100.71% (Cost $33,488,984)		35,872,807

Liabilities in Excess of Other Assets – (0.71)%		(251,279)

NET ASSETS – 100.00%		$35,621,528

(a)	Master Limited Partnership
(b)	Business Development Company
(c)	Rate disclosed is the seven day effective yield as of May 31, 2016.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedules of investments.

At May 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Meritage Growth Equity Fund	$15,256,773	$2,268,775	$(188,146)	$2,080,629
Meritage Value Equity Fund	13,652,231	1,294,265	(241,002)	1,053,263
Meritage Yield-Focus Equity Fund	33,757,158	3,029,794	(914,145)	2,115,649

Meritage Funds

Related Notes to the Schedule of Investments

May 31, 2016

(Unaudited)

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2016

(Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when a Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, each Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Fair-value pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2016

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2016:

Valuation Inputs
Growth Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks *	$15,743,828	$—	$—	$15,743,828
Exchange-Traded Funds	693,268	—	—	693,268
Money Market Securities	900,306	—	—	900,306

Total	17,337,402	—	—	17,337,402

Value Equity Fund
Common Stocks *	12,273,066	—	—	12,273,066
Exchange-Traded Funds	1,396,268	—	—	1,396,268
Money Market Securities	1,036,160	—	—	1,036,160

Total	14,705,494	—	—	14,705,494

Yield-Focus Equity Fund

Common Stocks *	30,781,092	—	—	30,781,092
Preferred Stocks	1,066,843	—	—	1,066,843
Convertible Preferred Stocks	1,356,477	—	—	1,356,477
Exchange-Traded Funds	1,427,800	—	—	1,427,800
Money Market Securities	1,240,595	—	—	1,240,595

Total	35,872,807	—	—	35,872,807

*	Refer to Schedule of Investments for Industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the period ended May 31, 2016.

Preserver Alternative Opportunities Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Principal Amount or Shares	Fair Value
Common Stocks — 36.76%

Consumer Discretionary — 5.01%
adidas AG	800	$102,498
CBS Corp., Class B	2,300	126,960
Pandora A/S	770	114,439
Six Flags Entertainment Corp.	1,500	86,535
TEGNA, Inc.	4,100	94,136

		524,568

Consumer Staples — 2.54%
Calbee, Inc.	2,500	92,350
Henkel AG & Co. KGaA	800	83,894
Kroger Co.	2,500	89,400

		265,644

Energy — 1.98%
Enterprise Products Partners LP (a)	4,100	113,816
Phillips 66	1,160	93,218

		207,034

Financials — 13.56%
Alaris Royalty Corp.	4,000	88,916
AURELIUS SE & Co. KGaA	1,800	108,150
Berkshire Hathaway, Inc., Class B *	800	112,432
Blackstone Group LP/The (a)	6,700	175,473
Brookfield Asset Management, Inc.	3,500	122,850
Burford Capital Ltd.	45,000	208,561
Charles Schwab Corp./The	2,000	61,160
Chubb Ltd.	850	107,619
Deutsche Wohnen AG	6,000	192,701
Fidus Investment Corp. (b)	3,000	45,300
First Republic Bank	1,300	94,133
Willis Towers Watson PLC	800	102,416

		1,419,711

Health Care — 1.94%
Abcam PLC	12,000	111,320
Agilent Technologies, Inc.	2,000	91,780

		203,100

Industrials — 4.44%
Danaher Corp.	900	88,524
Macquarie Infrastructure Corp.	1,600	114,576
Sydney Airport	14,000	71,642
Thales SA	2,200	190,589

		465,331

Information Technology — 2.60%
Amano Corp.	4,000	67,594
Nippon Ceramic Co. Ltd.	4,500	83,725
Smart Metering Systems PLC	20,000	121,299

		272,618

Materials — 1.84%
Crown Holdings, Inc. *	2,100	109,557
Stella-Jones, Inc.	2,200	82,725

		192,282

Real Estate Investment Trusts — 2.03%
Monmouth Real Estate Investment Corp.	8,700	103,443
NorthWest Healthcare Properties Real Estate Investment Trust	15,000	109,467

		212,910

Utilities — 0.82%
NextEra Energy Partners LP	3,000	85,590

Total Common Stocks (Cost $3,686,515)		3,848,788

Preferred Stocks — 5.14%

Energy — 0.92%
Kinder Morgan, Inc., Series A, 9.75%	2,100	96,012

Health Care — 1.22%
AdCare Health Systems, Inc., Series A, 10.88%	2,000	43,000
Allergan PLC, Series A, 5.50%	100	84,466

		127,466

Industrials — 0.53%
Stericycle, Inc., 5.25%	700	55,475

Materials — 1.01%
Alcoa, Inc., Series 1, 5.38%	3,200	105,440

Real Estate Investment Trusts — 1.46%
Invesco Mortgage Capital, Inc., Series A, 7.75%	2,000	49,460
Weyerhaeuser Co., Series A, 6.38%	2,050	104,058

		153,518

Total Preferred Stocks (Cost $534,648)		537,911

Corporate Bonds — 15.89%

Consumer Discretionary — 1.10%
International Game Technology, 5.35%, 10/15/2023	$120,000	114,990

Energy — 2.21%
Genesis Energy LP, 6.75%, 8/1/2022	100,000	95,500
Western Refining, Inc., 6.25%, 4/1/2021	150,000	136,125

		231,625

Financials — 1.91%
Stifel Financial Corp., 4.25%, 7/18/2024	200,000	199,752

Industrials — 6.27%
American Airlines, Inc., Pass Through Certificates, Series 2013-2, Class B, 5.60%, 7/15/2020 (c)	166,994	171,795
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/2022	120,000	118,200
Terex Corp., 6.00%, 5/15/2021	100,000	99,375
Timken Co./The, 3.88%, 9/1/2024	200,000	197,727
Triumph Group, Inc., 5.25%, 6/1/2022	75,000	69,000

		656,097

Materials — 1.02%
United States Steel Corp., 7.00%, 2/1/2018	100,000	107,000

Real Estate Investment Trusts — 2.44%
Senior Housing Properties Trust, 4.75%, 5/1/2024	262,000	255,792

Utilities — 0.94%
Ferrellgas Partners LP, 8.63%, 6/15/2020	100,000	98,000

Total Corporate Bonds (Cost $1,626,381)		1,663,256

Collateralized Mortgage Obligations — 6.93%

Banc of America Mortgage Securities, Inc., Series 2004-K, Class B3, 3.49%, 12/25/2034 (d)	133,176	130,249
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/2033	68,056	70,531
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 0.95%, 6/25/2035 (d)	37,929	36,104
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 2.55%, 11/19/2034 (d)	184,102	164,939
Impac CMB Trust, Series 2005-08, Class 2B, 2.70%, 2/25/2036 (d)	239,238	228,268
JP Morgan Mortgage Trust, Series 2004-A3, Class SF1, 2.24%, 6/25/2034 (d)	96,183	95,358

Total Collateralized Mortgage Obligations (Cost $706,494)		725,449

Asset-Backed Securities — 2.85%

Residential Asset Mortgage Products, Inc., Series 2001-RS2, 1.87%, 6/25/2031 (d)	322,102	298,643

Total Asset-Backed Securities (Cost $291,820)		298,643

U.S. Treasury Obligations — 6.17%

United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/2025 (e)	200,000	203,369
United States Treasury Note, 1.13%, 2/28/2021	200,000	197,922
United States Treasury Note, 1.63%, 2/15/2026	250,000	245,058

Total U.S. Treasury Obligations (Cost $644,875)		646,349

Closed-End Funds — 10.81%

Aberdeen Australia Equity Fund, Inc.	5,000	28,800
Calamos Convertible Opportunities and Income Fund	11,000	106,590
Eaton Vance Limited Duration Income Fund	3,000	39,750
KKR Income Opportunities Fund	7,300	109,573
Nuveen Senior Income Fund	20,000	121,000
PIMCO Dynamic Credit Income Fund	2,700	50,085
Pioneer Diversified High Income Trust	7,000	108,500
Pioneer Floating Rate Trust	14,000	156,380
Stone Ridge Reinsurance Risk Premium Interval Fund (f)	19,589	200,196
Western Asset Emerging Markets Debt Fund, Inc.	7,000	103,250
Western Asset Global Partners Income Fund, Inc.	13,000	108,160

Total Closed-End Funds (Cost $1,089,973)		1,132,284

Foreign Registered Closed-End Funds — 1.29%

Third Point Offshore Investors Ltd. (f) *	6,600	92,862
VinaCapital Vietnam Opportunity Fund Ltd. (f) *	14,998	41,761

Total Foreign Registered Closed-End Funds (Cost $134,642)		134,623

Exchange-Traded Funds — 7.87%

iShares Mortgage Real Estate Capped ETF	5,000	51,200
iShares U.S. Preferred Stock ETF	2,700	106,920
Schwab U.S. TIPs ETF	3,920	216,462
SPDR Barclays Convertible Securities ETF	1,200	52,476
SPDR Gold Shares *	850	98,634
SPDR S&P500 ETF Trust	1,000	210,080
WisdomTree Japan Hedged Equity Fund	2,000	87,780

Total Exchange-Traded Funds (Cost $818,814)		823,552

Private Investment Fund — 4.79%

Trumbull Property Income Fund LP (f) (g)	500,000	501,750

Total Private Investment Fund (Cost $500,000)		501,750

Money Market Securities — 0.92%

Fidelity Institutional Money Market Portfolio, Institutional Class, 0.37% (h)	96,229	96,229

Total Money Market Securities (Cost $96,229)		96,229

Total Investments – 99.42% (Cost $10,130,391)		10,408,834

Other Assets in Excess of Liabilities – 0.58%		60,851

NET ASSETS – 100.00%		$10,469,685

(a)	Master Limited Partnership
(b)	Business Development Company
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable or Floating Rate Security. Rate disclosed is as of May 31, 2016.
(e)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(f)	Security is illiquid and restricted. The fair value of such securities as of May 31, 2016, was $836,569 and 7.99% of the net assets of the Fund.
(g)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.
(h)	Rate disclosed is the seven day effective yield as of May 31, 2016.
*	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

As of May 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$352,013
Gross Unrealized Depreciation	(73,570)

Net Unrealized Appreciation (Depreciation)	$278,443

As of May 31, 2016, the aggregate cost of securities for federal income tax purposes was $10,130,391 for the Preserver Alternative Opportunities Fund.

Preserver Alternative Opportunities Fund

Notes to the Schedule of Investments

May 31, 2016 (Unaudited)

The Preserver Alternative Opportunities Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by Preserver Partners, LLC (the “Adviser”), in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills having a maturity of less than 60 days may be valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity. These securities will generally be categorized as Level 2 securities.

In accordance with Capitol Series Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Investments in private investment funds (“private fund”) are valued by the private fund’s investment adviser, at least quarterly, following its valuation policies and procedures. Due to the nature of private funds, market quotations and/or observable inputs are not available; therefore, investments in private funds are categorized as Level 3 securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

	Valuation Inputs
Asset Category	Level 1	Level 2	Level 3	Total

Common Stocks	$3,848,788	$—	$—	$3,848,788
Preferred Stocks	537,911	—	—	537,911
Corporate Bonds	—	1,663,256	—	1,663,256
Collateralized Mortgage Obligations	—	725,449	—	725,449
Asset-Backed Securities	—	298,643	—	298,643
U.S. Treasury Obligations	—	646,349	—	646,349
Closed-End Funds	1,132,284	—	—	1,132,284
Foreign Registered Closed-End Funds	134,623	—	—	134,623
Exchange-Traded Funds	823,552	—	—	823,552
Private Investment Fund	—	—	501,750	501,750
Money Market Securities	96,229	—	—	96,229

Total	$6,573,387	$3,333,697	$501,750	$10,408,834

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended May 31, 2016.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance at March 1, 2016*	Purchases	Sales	Change in Unrealized Appreciation	Realized Gain/(Loss)	Balance at May 31, 2016
Private Investment Fund	$—	$500,000	$—	$1,750	$—	$501,750

*	Commencement of operations.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Restricted and Illiquid Securities – Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, loan participations and interests in investment companies that are not registered under the Securities Act of 1940 (each a “Private Fund”). Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. The Fund intends to treat interests in loan participations and Private Funds as illiquid securities. Generally, the Trust also considers securities eligible for resale under Rule 144A of the Securities Act of 1933 to be illiquid securities for purposes of the Fund’s investment limitation applicable to illiquid securities. The Trust believes that Section 4(2) commercial paper and Rule 144A securities may be considered “liquid” if certain criteria are satisfied consistent with procedures adopted by the Board. The Fund will not invest greater than 15% of its net assets in illiquid or restricted securities.

As of May 31, 2016, the Fund held restricted and illiquid securities representing 7.99% of net assets as listed below:

Issuer Description	Acquisition Date	Shares	Cost	Value

Stone Ridge Reinsurance Risk Premium Interval Fund (a)	5/19/16	19,589	$200,000	$200,196

Third Point Offshore Investors Ltd.	3/29/16 & 4/13/16	6,600	92,684	92,862

Trumbull Property Income Fund (b)	4/1/16	500,000	500,000	501,750

VinaCapital Vietnam Opportunity Fund Ltd.	4/1/16	14,998	41,958	41,761

(a)	Subject to quarterly offers to repurchase a portion of the outstanding shares at NAV, subject to approval of the securities’ Board of Trustees, and in all cases such repurchases will be for at least 5% and not more than 25%, and are currently expected to be for 5%, of its outstanding shares at NAV.
(b)	Subject to quarterly valuation.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	07/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	07/27/2016

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	07/27/2016